Income Tax - Summary of Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Current income tax
In respect of the current year	$ 4,979,766	$ 168,008	$ 4,177,900	$ 4,029,076
Income tax on unappropriated earnings	1,076,353	36,314	829,345	187,654
Changes in estimate for prior years	(88,162)	(2,974)	28,160	(20,719)
Current income tax	5,967,957	201,348	5,035,405	4,196,011
Deferred income tax
In respect of the current year	534,472	18,032	574,541	190,829
Adjustments attributable to changes in tax rates			14,184	3,794
Changes in estimate for prior years	52,872	1,784	(206,788)	(20,890)
Effect of foreign currency exchange differences	(31,698)	(1,070)	(26,498)	(58,671)
Deferred income tax	555,646	18,746	355,439	115,062
Income tax expense recognized in profit or loss	$ 6,523,603	$ 220,094	$ 5,390,844	$ 4,311,073